Interim Condensed Consolidated Statements of Changes In Equity (Unaudited) - USD ($) $ in Thousands	Common shares at par value	Share premium	Treasury shares	Foreign currency translation reserve	Fair value reserve	Retained earnings	Total
Balance at beginning at Dec. 31, 2020	$ 486	$ 157,677		$ (349)	$ 18,160	$ 205,037	$ 381,011
Profit for the period						18,426	18,426
Other comprehensive income				39	(1,735)		(1,696)
Total comprehensive income				39	(1,735)	18,426	16,730
Issuance of restricted share awards (note 11)	3	776					779
Cash dividends (note 12)						(8,288)	(8,288)
Balance at ending at Jun. 30, 2021	489	158,453		(310)	16,425	215,175	390,232
Balance at beginning at Dec. 31, 2021	489	159,545		992	8,215	232,624	401,865
Profit for the period						41,267	41,267
Other comprehensive income				73	(40,560)		(40,487)
Total comprehensive income				73	(40,560)	41,267	780
Issuance of restricted share awards (note 11)	4	1,207					1,211
Purchase of treasury shares			(118)				(118)
Cash dividends (note 12)						(9,831)	(9,831)
Balance at ending at Jun. 30, 2022	$ 493	$ 160,752	$ (118)	$ 1,065	$ (32,345)	$ 264,060	$ 393,907